Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net (loss) income	$ (17,344,577)	$ (1,931,243)	$ 2,333,587
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	290,556	326,471	214,106
Provision for credit losses	1,299,972	1,900	25,335
Deferred tax (benefits) provision expense	(335,241)	(274,609)	11,950
Share-based compensation	18,355,002
Loss from disposal of property, plant and equipment	5,775
Amortization of operating lease right-of-use assets	153,807	62,062	53,307
Changes in operating assets and liabilities:
Accounts receivable	(1,006,149)	(724,911)	(2,817,167)
Accounts receivable a related party	(47,658)	(454,150)
Notes receivable	174,226	(257,751)
Inventories	780,827	(669,170)	851,308
Prepayments and other assets	(206,843)	97,665	50,862
Advance to vendors	(1,029,372)	(88,917)	(5,119)
Accounts payable	1,159,736	52,879	1,603,497
Accrued expenses and other liabilities	30,075	188,280	115,482
Advance from customers	227,024	493,048	446,802
Taxes payable	506,575	(40,645)	246,100
Due from related parties		250,495
Operating leases liabilities	(115,118)	(66,909)	(81,121)
Net cash provided by (used in) operating activities	2,898,617	(3,035,505)	3,048,929
Cash flows from investing activities:
Additions to property, plant, and equipment	(164,593)	(3,825,547)	(1,205,784)
Proceeds from disposal of property and equipment, net	3,033
Acquisition of intangible asset	(4,538)		(2,469)
Net cash used in investing activities	(166,098)	(3,825,547)	(1,208,253)
Cash flows from financing activities:
Payments to related parties	(231,304)	(868,438)
Loans from third party	500,000
Advances from related parties			325,642
Proceeds from initial public offering		4,117,955
(Repayments of) proceeds from bank acceptance notes payable, net	(1,145,360)	642,004	(389,894)
Proceeds from short-term bank loans	7,868,480	7,905,066	3,135,195
Repayment of short-term bank loans	(10,042,446)	(4,223,122)	(3,417,645)
Proceeds from long-term bank loans	2,412,528	694,859
Repayment of long-term bank loans	(425,183)	(430,813)
Payment of offering costs		(382,333)	(247,874)
Net cash (used in) provided by financing activities	(1,063,285)	7,455,178	(594,576)
Effect of exchange rate changes on cash and restricted cash	(263,462)	(117,659)	(88,057)
Net increase in cash and restricted cash	1,405,772	476,467	1,158,043
Cash and restricted cash, beginning of year	3,323,126	2,846,659	1,688,616
Cash and restricted cash, end of year	4,728,898	3,323,126	2,846,659
Cash	4,428,602	3,102,865	2,739,530
Restricted cash	300,296	220,261	107,129
Cash and restricted cash, end of year	4,728,898	3,323,126	2,846,659
Supplemental cash flow disclosures:
Cash paid for income tax	9,738	97,101	68,649
Cash paid for interest	81,695	36,403	68,255
Non-cash activities:
Right-of-use assets obtained in exchange for operating lease obligations	118,994	79,591	323,290
Reclassification of deferred offering costs		1,160,781
Reclassification of construction in progress to inventory	$ 666,327